Revenues (Disaggregated Revenue) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenues	$ 13,819	$ 14,917	$ 14,321
Remaining performance obligation	101	91
Freight [Member]
Disaggregation of Revenue [Line Items]
Revenues	13,218	14,198	13,548
Petroleum And Chemicals [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,631	3,052	2,660
Metals And Minerals [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,409	1,643	1,689
Forest Products [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,700	1,808	1,886
Coal [Member]
Disaggregation of Revenue [Line Items]
Revenues	527	658	661
Grain And Fertilizers [Member]
Disaggregation of Revenue [Line Items]
Revenues	2,609	2,392	2,357
Intermodal [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,751	3,787	3,465
Automotive [Member]
Disaggregation of Revenue [Line Items]
Revenues	591	858	830
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 601	$ 719	$ 773